General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 08, 2023	[1]	Dec. 08, 2022	[1]	Dec. 08, 2021	[1]	Dec. 31, 2022
General and Administrative Expenses (Details) [Line Items]
Total settlement	$ 2,000,000	$ 2,000,000
Trade and other payables	26,204,360							$ 26,522,239
Selling, general and administrative expense [member]
General and Administrative Expenses (Details) [Line Items]
Trade and other payables	$ 400,000

[1]	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.